Administrative Services Agreement (Details Textual) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Mason Resource [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 0.4	$ 0.1